Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Interest income
Loans and fees on loans	$ 10,890,990	$ 10,634,674
Federal funds sold	2,816	2,720
Investment securities, taxable	74,337	60,427
Investment securities, dividends	24,864	24,419
Deposits with banks	110,592	93,744
Total interest income	11,103,599	10,815,984
Interest expense
Deposits	930,320	1,067,116
Federal funds purchased and securities sold under agreements to repurchase	3	19
Federal Home Loan Bank advances	204,678	282,431
Total interest expense	1,135,001	1,349,566
Net interest income	9,968,598	9,466,418
Provision for loan losses	242,445	211,863
Net interest income after provision for loan losses	9,726,153	9,254,555
Noninterest income
Service charges on deposit accounts	767,785	795,832
Gain on the sale of government guaranteed loans	0	127,362
Fees on loans delivered to correspondents	95,396	30,650
Other service charges and fees	727,610	678,053
Loss on sale of investment securities	(8,993)	(1,670)
Income from bank owned life insurance	149,157	160,752
Insurance commissions	737,561	766,855
Brokerage commissions	153,167	173,071
Other operating income	96,472	105,294
Life insurance proceeds	0	419,150
Total noninterest income	2,718,155	3,255,349
Noninterest expense
Salaries and employee benefits	3,992,623	3,931,262
Occupancy expense	482,486	442,858
Equipment expense	291,229	269,221
Data processing	464,400	453,417
Foreclosed assets, net	137,934	3,331
Postage, printing and supplies	202,944	189,646
Professional fees	478,309	463,844
FDIC insurance premiums	119,494	119,794
Other expense	1,489,251	1,441,848
Total noninterest expense	7,658,670	7,315,221
Net income before income taxes	4,785,638	5,194,683
Income tax expense	1,724,528	1,751,114
Net income	3,061,110	3,443,569
Preferred stock dividends	(183,423)	(183,423)
Net income available to common stockholders	$ 2,877,687	$ 3,260,146
Basic earnings per common share (in dollars per share)	$ 0.81	$ 0.92
Diluted earnings per common share (in dollars per share)	$ 0.73	$ 0.82
Basic weighted average common shares outstanding (in shares)	3,549,665	3,544,057
Diluted weighted average common shares outstanding (in shares)	4,183,600	4,179,908
Dividends declared on common stock (in dollars per share)	$ 0.27	$ 0.22